Derivatives and hedging (Details) - Foreign Exchange Contract - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts	$ 1,893	$ 2,060
Derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts	1,817	82
Gains (losses) related to derivatives	(76)	578	$ 333
Derivatives designated as hedging instruments | Cost of revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	(10)	81	36
Derivatives designated as hedging instruments | Research and development
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	(38)	233	143
Derivatives designated as hedging instruments | Sales and marketing
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	(18)	182	105
Derivatives designated as hedging instruments | General and administrative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	(10)	82	49
Derivatives not designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts	76	1,978
Derivatives not designated as hedging instruments | Finance Expenses, Net
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	$ (6)	$ 15	$ 387